Shareholder Report, Average Annual Return (Details) 193909_Innovator Uncapped Accelerated U.S. Equity ETF_TF_TSR Annual {TF}	12 Months Ended	39 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Uncapped Accelerated U.S. Equity ETF™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Uncapped Accelerated U.S. Equity ETF NAV
Average Annual Return, Percent	23.11%	19.66%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.98%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	16.24%